Voya Floating Rate Fund Expense Example, No Redemption - Class A C I R and W Shares [Member] - Voya Floating Rate Fund	Mar. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 345
Expense Example, No Redemption, 3 Years	579
Expense Example, No Redemption, 5 Years	831
Expense Example, No Redemption, 10 Years	1,554
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	173
Expense Example, No Redemption, 3 Years	569
Expense Example, No Redemption, 5 Years	991
Expense Example, No Redemption, 10 Years	2,167
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	72
Expense Example, No Redemption, 3 Years	252
Expense Example, No Redemption, 5 Years	448
Expense Example, No Redemption, 10 Years	1,013
Class R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	122
Expense Example, No Redemption, 3 Years	415
Expense Example, No Redemption, 5 Years	729
Expense Example, No Redemption, 10 Years	1,621
Class W
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	72
Expense Example, No Redemption, 3 Years	258
Expense Example, No Redemption, 5 Years	461
Expense Example, No Redemption, 10 Years	$ 1,046